ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 94.6%

Communication Services — 13.1%
Alphabet, Cl A	20,697	$7,023,527
AT&T(A)	951,130	24,624,756
Comcast, Cl A	615,290	16,379,020
Meta Platforms, Cl A(A)	13,238	7,576,637
Verizon Communications(A)	472,414	23,630,148
		79,234,088
Consumer Discretionary — 3.5%
Amazon.com(A)*	27,134	7,048,599
General Motors	165,899	14,320,402
		21,369,001
Consumer Staples — 25.5%
Altria Group(A)	431,503	29,549,326
Coca-Cola(A)	84,147	7,461,314
Colgate-Palmolive(A)	161,466	14,502,876
Costco Wholesale(A)	15,484	14,615,193
Mondelez International, Cl A(A)	236,591	14,685,203
PepsiCo(A)	158,452	22,237,154
Philip Morris International(A)	115,888	21,705,822
Procter & Gamble	102,026	14,806,013
Walmart(A)	132,571	13,902,721
		153,465,622
Energy — 4.0%
ConocoPhillips(A)	122,358	16,211,212
ExxonMobil Holdings	47,418	7,631,927
		23,843,139
Financials — 9.8%
American Express	21,919	7,236,996
Capital One Financial	35,260	7,563,623
Charles Schwab	70,033	7,691,024
Citigroup	55,648	7,324,390
Morgan Stanley	35,027	7,471,959
US Bancorp(A)	233,967	14,407,688
Wells Fargo	85,257	7,365,352
		59,061,032
Health Care — 14.3%
Bristol-Myers Squibb(A)	225,723	15,080,554
Eli Lilly	12,828	14,838,533
Gilead Sciences	56,607	8,283,868
Johnson & Johnson(A)	57,504	15,287,438
Medtronic PLC	86,315	7,824,455
Merck	56,611	8,364,841
Pfizer(A)	589,455	16,775,889
		86,455,578
Industrials — 3.5%
Caterpillar	9,042	7,210,724
GE Vernova	7,438	6,683,266
Lockheed Martin	12,647	7,097,876
		20,991,866
Information Technology — 17.3%
Advanced Micro Devices*	15,477	7,285,334
Apple(A)	23,855	7,558,457
Applied Materials	14,514	6,653,073

Description	Shares	Fair Value
Information Technology — continued
Cisco Systems	63,543	$7,020,866
Lam Research	50,308	15,167,359
Micron Technology	17,906	17,167,019
NVIDIA(A)	36,713	8,105,496
Palantir Technologies, Cl A(A)*	59,896	11,163,416
Qualcomm(A)	99,869	17,025,667
Texas Instruments	26,730	6,974,124
		104,120,811
Real Estate — 3.6%
American Tower, Cl A‡	85,036	14,940,825
Simon Property Group‡(A)	32,135	6,822,903
		21,763,728

Total Common Stock (Cost $526,559,377)		570,304,865

EXCHANGE-TRADED FUND — 5.0%

Domestic Equity — 5.0%
SPDR S&P 500 ETF Trust	38,953	29,878,899
Total Exchange-Traded Fund (Cost $26,935,560)		29,878,899

SHORT-TERM INVESTMENT — 1.4%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(B)	8,679,877	8,679,877

Total Short-Term Investment (Cost $8,679,877)		8,679,877

Total Investments - 101.0% (Cost $562,174,814)		$608,863,641

WRITTEN OPTION — -1.5%

Total Written Option (Premiums Received $9,360,052)		$(9,200,180)

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2026 (Unaudited) (Concluded)

A list of the Exchange Traded Option Contracts held by the Fund at August 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — -1.5%
Call Options
S&P 500 Index*	(781)	$605,275,000	$7,750	10/16/26	$(9,200,180)

TOTAL WRITTEN OPTION
(Premiums Received $9,360,052)					$(9,200,180)

Percentages are based on Net Assets of $603,054,087.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $113,585,792.
(B)	The rate shown is the 7-day effective yield as of August 31, 2026.

Cl — Class
ETF — Exchange-Traded Fund
PLC — Public Limited Company
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

MER-QH-001-1300

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 2.5%
AT&T	28,859	$747,159
John Wiley & Sons, Cl A	24,069	1,260,975
Madison Square Garden Sports*	2,621	1,008,377
New York Times, Cl A	10,199	686,087
Telephone and Data Systems	18,509	623,383
Verizon Communications	16,334	817,027
		5,143,008
Consumer Discretionary — 5.5%
AutoZone*	223	667,046
Chewy, Cl A*	32,066	763,171
Churchill Downs	9,285	812,252
Grand Canyon Education*	5,070	751,019
McDonald's	2,551	672,291
Murphy USA	1,996	1,028,718
Ollie's Bargain Outlet Holdings*	7,653	577,189
O'Reilly Automotive*	8,860	786,768
Perdoceo Education	24,332	808,796
Planet Fitness, Cl A*	10,455	539,478
Service Corp International	10,227	834,932
Strategic Education	9,933	822,850
TJX	5,194	695,529
Winmark	1,843	613,203
Yum! Brands	5,268	807,637
		11,180,879
Consumer Staples — 16.7%
Albertsons, Cl A	48,324	596,801
Altria Group	12,479	854,562
Archer-Daniels-Midland	12,567	1,021,571
BJ's Wholesale Club Holdings*	8,489	769,528
Boston Beer, Cl A*	3,614	642,605
Cal-Maine Foods	9,355	738,297
Casey's General Stores	1,246	937,254
Chefs' Warehouse*	13,224	1,487,303
Church & Dwight	8,369	835,059
Coca-Cola	10,850	962,070
Coca-Cola Consolidated	4,102	802,228
Colgate-Palmolive	9,018	809,997
Conagra Brands	44,925	719,698
Constellation Brands, Cl A	5,673	741,007
Del Monte	19,669	623,114
Dollar General	5,701	722,602
General Mills	19,188	790,546
Hershey	3,685	649,334
Hormel Foods	34,558	755,092
Ingredion	7,407	766,328
John B Sanfilippo & Son	10,760	792,904
Keurig Dr Pepper	29,802	949,492
Kraft Heinz	34,503	885,692
Kroger	11,678	671,952
Maplebear*	22,730	1,148,320
Marzetti	5,070	571,136
Molson Coors Beverage, Cl B	17,750	705,740

Description	Shares	Fair Value
Consumer Staples — continued
Mondelez International, Cl A	14,366	$891,698
Monster Beverage*	21,792	1,000,689
National Beverage	23,403	740,237
PepsiCo	5,201	729,908
Philip Morris International	4,922	921,891
Pilgrim's Pride*	20,514	643,729
Post Holdings*	7,916	659,878
PriceSmart	5,698	968,717
Procter & Gamble	5,428	787,711
Reynolds Consumer Products	36,379	842,174
Sysco	9,745	790,125
Tootsie Roll Industries	20,199	825,331
Universal	15,879	722,494
US Foods Holding*	9,073	951,213
WD-40	3,544	758,947
		34,184,974
Energy — 2.7%
Antero Midstream	36,570	819,899
CNX Resources*	19,620	713,776
DT Midstream	5,894	772,232
International Seaways	11,519	1,136,234
Magnolia Oil & Gas, Cl A	37,007	993,638
Par Pacific Holdings*	13,443	1,074,365
		5,510,144
Financials — 16.1%
American Financial Group	6,350	905,192
AMERISAFE	24,093	627,382
Assured Guaranty	9,639	720,033
Cboe Global Markets	2,807	842,661
Chubb	2,514	851,240
City Holding	7,010	1,002,079
CME Group, Cl A	2,635	752,293
Ellington Financial‡	68,526	916,878
Employers Holdings	20,484	1,005,560
Enact Holdings	20,190	973,158
Essent Group	14,048	949,083
EZCORP, Cl A*	33,241	1,074,349
Fidelity National Financial	16,650	773,392
First American Financial	12,108	895,023
FirstCash Holdings	4,466	957,823
Hanover Insurance Group	4,683	1,058,873
HCI Group	4,867	903,948
Horace Mann Educators	19,223	978,258
Kinsale Capital Group	2,205	824,450
Marsh & McLennan	4,515	856,947
Mercury General	9,162	934,158
MGIC Investment	31,217	956,801
NMI Holdings, Cl A*	21,599	957,916
Old Republic International	19,871	829,217
Palomar Holdings	6,573	871,383
Radian Group	24,429	876,024
RenaissanceRe Holdings	2,804	918,703
RLI	13,629	865,033
Selective Insurance Group	10,336	943,573
SiriusPoint*	39,622	958,456
Starwood Property Trust‡	46,340	727,538

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials — continued
Stewart Information Services	12,097	$830,459
United Fire Group	22,133	1,192,305
Virtu Financial, Cl A	20,445	1,342,010
Willis Towers Watson	2,780	941,169
WR Berkley	12,016	811,801
		32,825,168
Health Care — 15.5%
Abbott Laboratories	7,527	830,680
Addus HomeCare*	7,987	915,869
ANI Pharmaceuticals*	11,056	809,852
Artivion*	22,082	595,993
Bristol-Myers Squibb	13,760	919,306
Cardinal Health	3,866	907,041
Cigna Group	2,970	819,958
Collegium Pharmaceutical*	22,422	551,805
CVS Health	10,622	997,512
DaVita*	5,576	981,432
Elevance Health	2,918	1,145,432
Encompass Health	7,764	933,310
Ensign Group	4,030	694,208
Exelixis*	20,252	1,106,569
Haemonetics*	13,016	1,341,559
Halozyme Therapeutics*	12,411	1,321,648
Harmony Biosciences Holdings*	29,323	1,154,740
HCA Healthcare	1,561	646,956
Indivior Pharmaceuticals*	26,083	911,079
Innoviva*	37,689	782,801
Johnson & Johnson	3,484	926,221
McKesson	896	793,247
National HealthCare	4,973	1,076,804
Option Care Health*	27,446	643,609
Pacira BioSciences*	36,570	947,163
Prestige Consumer Healthcare*	12,304	637,101
Privia Health Group*	35,068	718,543
Progyny*	47,448	1,214,194
Protagonist Therapeutics*	9,144	1,351,026
Quest Diagnostics	4,094	983,788
Supernus Pharmaceuticals*	15,402	680,922
TG Therapeutics*	28,796	1,563,623
United Therapeutics*	1,722	878,874
Zimmer Biomet Holdings	8,944	894,758
		31,677,623
Industrials — 7.5%
Booz Allen Hamilton Holding, Cl A	10,473	792,282
CACI International, Cl A*	1,362	848,540
Casella Waste Systems, Cl A*	8,574	790,951
CoreCivic*	45,459	1,510,148
FTI Consulting*	5,049	760,228
GATX	4,597	804,153
Genpact	20,057	761,765
Lockheed Martin	1,275	715,568
MAXIMUS	10,609	612,882
Northrop Grumman	1,127	608,242
Otis Worldwide	9,220	655,819

Description	Shares	Fair Value
Industrials — continued
RB Global	7,857	$664,545
Republic Services, Cl A	3,606	796,638
Rollins	14,369	518,290
Science Applications International	8,948	1,147,313
Tetra Tech	23,793	859,879
UL Solutions, Cl A	10,252	763,979
UniFirst	3,180	879,588
Waste Management	3,395	743,233
		15,234,043
Information Technology — 1.6%
Box, Cl A*	32,030	1,146,033
Dropbox, Cl A*	31,689	1,115,136
VeriSign	3,503	1,009,845
		3,271,014
Materials — 2.9%
AptarGroup	6,205	816,702
Balchem	4,758	836,885
CF Industries Holdings	7,544	980,946
Crown Holdings	7,728	899,462
NewMarket	1,292	1,159,828
Sensient Technologies	8,958	1,208,793
		5,902,616
Real Estate — 11.9%
American Homes 4 Rent, Cl A‡	27,876	928,271
American Tower, Cl A‡	4,452	782,216
Brixmor Property Group‡	27,673	799,473
Centerspace‡	13,413	704,048
COPT Defense Properties‡	25,826	929,736
Crown Castle‡	9,278	706,427
CubeSmart‡	20,637	819,702
Curbline Properties‡	29,823	889,620
EastGroup Properties‡	4,350	867,825
EPR Properties‡	14,522	852,587
Equity LifeStyle Properties‡	12,332	782,465
Essential Properties Realty Trust‡	24,408	732,240
Four Corners Property Trust‡	32,786	815,716
Gaming and Leisure Properties‡	16,937	712,540
Getty Realty‡	25,255	818,767
Global Net Lease‡	89,703	823,474
Independence Realty Trust‡	50,210	812,398
LTC Properties‡	21,907	883,290
National Health Investors‡	12,415	882,831
NNN REIT‡	18,578	839,726
Omega Healthcare Investors‡	17,761	812,033
Phillips Edison‡	21,426	828,115
Rayonier‡	38,141	781,890
Realty Income‡	12,899	790,451
Sabra Health Care REIT‡	41,757	851,425
Saul Centers‡	24,251	790,825
SBA Communications, Cl A‡	4,269	809,658
Universal Health Realty Income Trust‡	19,446	796,897
VICI Properties, Cl A‡	28,156	722,201

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
Real Estate — continued
WP Carey‡	11,515	$805,589
		24,372,436
Utilities — 16.8%
Alliant Energy	11,715	796,386
Ameren	7,502	795,287
American Electric Power	6,328	774,737
American States Water	11,076	988,976
American Water Works	6,209	858,270
Atmos Energy	4,505	748,416
Avista	20,930	777,759
Black Hills	11,251	806,472
California Water Service Group	18,259	912,402
CenterPoint Energy	19,261	762,735
Chesapeake Utilities	6,314	843,171
Clearway Energy, Cl C	22,964	729,107
CMS Energy	10,827	736,886
Consolidated Edison	7,548	807,787
DTE Energy	5,623	762,647
Duke Energy	6,348	761,189
Evergy	10,080	816,682
Eversource Energy	11,313	793,494
Exelon	17,142	749,448
FirstEnergy	16,612	761,826
H2O America	14,793	937,433
IDACORP	5,882	800,893
MDU Resources Group	39,321	783,274
MGE Energy	10,482	814,347
Middlesex Water	15,549	901,842
National Fuel Gas	9,007	748,121
New Jersey Resources	15,346	818,556
NextEra Energy	9,172	755,223
NiSource	17,772	727,230
Northwest Natural Holding	16,055	787,819
OGE Energy	17,324	790,494
ONE Gas	9,634	763,687
Otter Tail	9,364	847,161
Pinnacle West Capital	8,210	801,624
Portland General Electric	15,640	764,170
PPL	22,020	751,543
Southern	8,598	756,624
Southwest Gas Holdings	9,531	841,873
Spire	9,183	751,537
UGI	22,748	874,661
Unitil	15,772	844,433
WEC Energy Group	7,197	764,105
Xcel Energy	10,147	768,026
		34,378,353

Total Common Stock (Cost $184,974,065)		203,680,258

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(A)	651,665	$651,665

Total Short-Term Investment (Cost $651,665)		651,665

Total Investments - 100.0% (Cost $185,625,730)		$204,331,923

Percentages are based on Net Assets of $204,247,060.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of August 31, 2026.

Cl — Class
REIT — Real Estate Investment Trust

MER-QH-001-1300

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.4%

Communication Services — 13.8%
Alphabet, Cl A	19,672	$6,675,693
AT&T	904,015	23,404,949
Comcast, Cl A	584,826	15,568,068
Meta Platforms, Cl A	12,583	7,201,754
Verizon Communications	449,015	22,459,730
		75,310,194
Consumer Discretionary — 3.7%
Amazon.com*	25,795	6,700,767
General Motors	157,690	13,611,801
		20,312,568
Consumer Staples — 26.7%
Altria Group	410,129	28,085,634
Coca-Cola	79,985	7,092,270
Colgate-Palmolive	153,477	13,785,304
Costco Wholesale	14,720	13,894,061
Mondelez International, Cl A	224,881	13,958,364
PepsiCo	150,603	21,135,625
Philip Morris International	110,146	20,630,346
Procter & Gamble	96,977	14,073,302
Walmart	126,010	13,214,668
		145,869,574
Energy — 4.2%
ConocoPhillips	116,303	15,408,984
ExxonMobil Holdings	45,069	7,253,856
		22,662,840
Financials — 10.3%
American Express	20,834	6,878,762
Capital One Financial	33,517	7,189,731
Charles Schwab	66,569	7,310,608
Citigroup	52,894	6,961,908
Morgan Stanley	33,294	7,102,276
US Bancorp	222,381	13,694,222
Wells Fargo	81,037	7,000,787
		56,138,294
Health Care — 15.1%
Bristol-Myers Squibb	214,552	14,334,219
Eli Lilly	12,196	14,107,479
Gilead Sciences	53,803	7,873,531
Johnson & Johnson	54,658	14,530,829
Medtronic PLC	82,045	7,437,379
Merck	53,807	7,950,523
Pfizer	560,273	15,945,370
		82,179,330
Industrials — 3.7%
Caterpillar	8,595	6,854,255
GE Vernova	7,072	6,354,404
Lockheed Martin	12,019	6,745,423
		19,954,082
Information Technology — 18.1%
Advanced Micro Devices*	14,714	6,926,174
Apple	22,679	7,185,841
Applied Materials	13,798	6,324,865

Description	Shares	Fair Value
Information Technology — continued
Cisco Systems	60,400	$6,673,596
Lam Research	47,818	14,416,649
Micron Technology	17,025	16,322,378
NVIDIA	34,896	7,704,339
Palantir Technologies, Cl A*	56,931	10,610,800
Qualcomm	94,926	16,182,985
Texas Instruments	25,406	6,628,679
		98,976,306
Real Estate — 3.8%
American Tower, Cl A‡	80,826	14,201,128
Simon Property Group‡	30,544	6,485,102
		20,686,230

Total Common Stock
(Cost $503,487,915)		542,089,418

SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(A)	3,086,657	3,086,657

Total Short-Term Investment
(Cost $3,086,657)		3,086,657

Total Investments - 100.0%
(Cost $506,574,572)		$545,176,075

Percentages are based on Net Assets of $545,236,488.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of August 31, 2026.

Cl — Class
PLC — Public Limited Company

MER-QH-001-1300

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%

Communication Services — 4.7%
Angi, Cl A*	168,933	$785,539
Cars.com*	181,695	2,125,832
Shutterstock	86,686	480,240
Yelp, Cl A*	63,825	1,426,489
Ziff Davis*	35,256	1,944,368
		6,762,468
Consumer Discretionary — 7.7%
ADT	221,537	1,637,158
Asbury Automotive Group*	7,131	1,507,494
G-III Apparel Group	49,385	1,609,457
Green Brick Partners*	21,109	1,524,492
Perdoceo Education	44,257	1,471,103
Sally Beauty Holdings*	98,208	1,608,647
Upbound Group, Cl A	94,017	1,720,511
		11,078,862
Consumer Staples — 11.9%
Cal-Maine Foods	34,397	2,714,611
Central Garden & Pet, Cl A*	39,429	1,694,658
Del Monte	35,515	1,125,115
Energizer Holdings	79,627	1,734,276
J & J Snack Foods	17,588	1,550,910
John B Sanfilippo & Son	19,094	1,407,037
National Beverage	40,673	1,286,487
Reynolds Consumer Products	64,868	1,501,694
Tootsie Roll Industries	36,122	1,475,945
Universal	28,187	1,282,509
WD-40	6,197	1,327,088
		17,100,330
Energy — 5.1%
California Resources	24,416	1,294,781
Gulfport Energy*	10,453	1,875,791
Magnolia Oil & Gas, Cl A	65,577	1,760,742
Par Pacific Holdings*	30,502	2,437,720
		7,369,034
Financials — 26.9%
AMERISAFE	42,493	1,106,518
Bread Financial Holdings	20,171	2,107,265
Employers Holdings	35,880	1,761,349
Enact Holdings	71,918	3,466,448
Enova International*	10,450	2,369,224
EZCORP, Cl A*	57,266	1,850,837
Franklin BSP Realty Trust‡	159,672	1,336,455
HCI Group	17,459	3,242,660
Horace Mann Educators	69,839	3,554,107
Lincoln National	43,195	1,839,675
Palomar Holdings	12,180	1,614,702
Preferred Bank	16,784	1,719,185
PROG Holdings	44,556	1,698,920
Radian Group	46,618	1,671,721
StoneX Group*	27,634	1,892,376
Tompkins Financial	19,219	1,866,549
Virtus Investment Partners	10,771	1,782,601
Western Union	257,421	1,843,134

Description	Shares	Fair Value
Financials — continued
World Acceptance*	10,395	$1,910,705
		38,634,431
Health Care — 15.2%
Addus HomeCare*	14,332	1,643,451
Amphastar Pharmaceuticals*	75,913	1,710,320
Collegium Pharmaceutical*	38,253	941,406
Harmony Biosciences Holdings*	53,093	2,090,802
Indivior Pharmaceuticals*	47,112	1,645,622
Innoviva*	133,933	2,781,788
Pacira BioSciences*	66,284	1,716,756
Pediatrix Medical Group*	76,218	1,999,198
Progyny*	85,177	2,179,679
Protagonist Therapeutics*	15,976	2,360,454
PTC Therapeutics*	23,570	1,639,058
Supernus Pharmaceuticals*	27,261	1,205,209
		21,913,743
Industrials — 4.1%
Casella Waste Systems, Cl A*	16,193	1,493,804
Korn Ferry	23,976	2,051,147
Pitney Bowes	139,793	2,394,654
		5,939,605
Information Technology — 5.3%
Box, Cl A*	57,502	2,057,421
DXC Technology*	121,419	1,372,035
NetScout Systems*	50,026	1,942,510
ScanSource*	39,777	2,270,869
		7,642,835
Real Estate — 7.3%
Essential Properties Realty Trust‡	43,828	1,314,840
Four Corners Property Trust‡	59,330	1,476,130
Getty Realty‡	45,297	1,468,529
LTC Properties‡	39,244	1,582,318
National Health Investors‡	23,500	1,671,085
Phillips Edison‡	38,457	1,486,363
Universal Health Realty Income Trust‡	34,630	1,419,138
		10,418,403
Utilities — 11.6%
American States Water	19,638	1,753,477
Avista	37,561	1,395,767
California Water Service Group	32,243	1,611,183
Chesapeake Utilities	11,006	1,469,741
Clearway Energy, Cl C	41,187	1,307,687
H2O America	26,169	1,658,329
MDU Resources Group	72,678	1,447,746
MGE Energy	18,677	1,451,016
Middlesex Water	27,328	1,585,024
Northwest Natural Holding	28,844	1,415,375
Unitil	28,483	1,524,980
		16,620,325

Total Common Stock
(Cost $129,501,906)		143,480,036

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(A)	375,575	$375,575

Total Short-Term Investment
(Cost $375,575)		375,575

Total Investments - 100.1%
(Cost $129,877,481)		$143,855,611

Percentages are based on Net Assets of $143,746,168.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of August 31, 2026.

Cl — Class

MER-QH-001-1300

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.3%

Communication Services — 13.0%
Alphabet, Cl A	9,741	$3,305,608
AppLovin, Cl A*	3,376	1,053,515
Cargurus, Cl A*	1,165	41,544
Magnite*	1,780	41,812
Netflix*	26,414	2,140,855
Reddit, Cl A*	2,418	357,405
Spotify Technology*	1,629	885,557
TKO Group Holdings, Cl A	2,142	391,150
Yelp, Cl A*	712	15,913
		8,233,359
Consumer Discretionary — 5.9%
Chewy, Cl A*	5,203	123,831
Deckers Outdoor*	1,880	163,710
DraftKings, Cl A*	6,205	150,720
Grand Canyon Education*	335	49,623
O'Reilly Automotive*	10,615	942,612
Rush Street Interactive, Cl A*	2,737	70,505
TJX	14,390	1,926,965
Ulta Beauty*	585	314,204
		3,742,170
Consumer Staples — 10.7%
Cal-Maine Foods	590	46,563
Celsius Holdings*	2,683	84,380
Colgate-Palmolive	10,425	936,374
Costco Wholesale	2,626	2,478,655
Interparfums	231	27,126
Marzetti	262	29,514
Monster Beverage*	18,606	854,388
Tootsie Roll Industries	396	16,181
Vita Coco*	672	39,456
Walmart	21,131	2,216,008
WD-40	180	38,547
		6,767,192
Energy — 0.6%
Kinetik Holdings, Cl A	1,456	79,833
Texas Pacific Land	759	284,124
		363,957
Financials — 13.3%
Freedom Holding*	229	40,077
HCI Group	150	27,859
Kinsale Capital Group	295	110,301
Mastercard, Cl A	5,013	2,954,211
Progressive	7,510	1,637,781
Toast, Cl A*	7,009	238,937
Tradeweb Markets, Cl A	2,775	298,868
Visa, Cl A	8,037	3,048,997
WEX*	434	82,711
		8,439,742
Health Care — 16.4%
ACADIA Pharmaceuticals*	1,719	49,696
Addus HomeCare*	237	27,177
ADMA Biologics*	3,161	29,682
Alkermes*	2,151	101,075

Description	Shares	Fair Value
Health Care — continued
Ardelyx*	3,229	$12,206
Aurinia Pharmaceuticals*	1,475	23,762
Axsome Therapeutics*	554	109,980
Chemed	178	92,330
Eli Lilly	2,423	2,802,757
Exelixis*	3,204	175,067
Harmony Biosciences Holdings*	629	24,770
IDEXX Laboratories*	1,078	600,112
Incyte*	2,188	269,605
Insulet*	921	136,916
Intuitive Surgical*	4,611	1,737,701
Krystal Biotech*	352	126,495
Medpace Holdings*	296	175,821
Natera*	1,800	579,528
Neurocrine Biosciences*	1,325	204,090
Progyny*	926	23,696
PTC Therapeutics*	1,070	74,408
ResMed	1,903	456,910
TG Therapeutics*	1,892	102,736
TransMedics Group*	485	41,162
Veeva Systems, Cl A*	1,853	529,384
Vertex Pharmaceuticals*	3,397	1,849,734
		10,356,800
Industrials — 5.8%
Blue Bird*	426	24,772
Cintas	4,304	868,504
Copart*	11,339	374,074
ExlService Holdings*	1,924	73,266
Fastenal	14,665	723,131
Old Dominion Freight Line	2,733	546,491
Rollins	3,974	143,342
Watts Water Technologies, Cl A	447	163,490
WW Grainger	594	777,837
		3,694,907
Information Technology — 33.5%
Adobe*	5,042	1,476,247
Appfolio, Cl A*	448	104,926
Apple	11,291	3,577,553
Arista Networks*	13,500	2,641,815
Badger Meter	375	50,801
Manhattan Associates*	714	159,358
Microsoft	7,112	3,607,847
Monolithic Power Systems	654	829,122
Napco Security Technologies	467	16,924
NVIDIA	16,349	3,609,532
Palantir Technologies, Cl A*	16,648	3,102,854
Pegasystems	1,158	42,626
Qualys*	450	83,763
ServiceNow*	12,240	1,811,398
SPS Commerce*	458	39,113
Ubiquiti	64	37,761
		21,191,640
Materials — 0.1%
Balchem	430	75,633

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
Materials — continued
United States Lime & Minerals	150	$17,719
		93,352

Total Common Stock
(Cost $54,638,686)		62,883,119

EXCHANGE-TRADED FUND — 0.6%

Domestic Equity — 0.6%
iShares Russell 1000 Growth ETF	3,248	398,562
Total Exchange-Traded Fund
(Cost $388,590)		398,562

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(A)	89,462	89,462

Total Short-Term Investment
(Cost $89,462)		89,462

Total Investments - 100.0%
(Cost $55,116,738)		$63,371,143

Percentages are based on Net Assets of $63,348,740.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of August 31, 2026.

Cl — Class
ETF — Exchange-Traded Fund

MER-QH-001-1300